Customers and Other Financing and Non-Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables
A.    Customers

	June 30,		December 31,
	2026		2025
Domestic customers	Ps.	108,506,354	Ps.	90,666,378
Export customers	31,161,492		21,328,100
Total customers, net(1)	Ps.	139,667,846	Ps.	111,994,478

(1) As of June 30, 2026 and December 31, 2025, total customers include impairment of Ps.(39,964,728) and Ps. (37,328,647), respectively. For the six-month period ended June 30, 2026 and the twelve-month period ended December 31, 2025, the impairment charge was Ps.(2,636,078) and Ps. (12,931,983), respectively.

Summary of Other Accounts Receivable
B.    Other financing and non-financing receivables

	June 30,		December 31,
	2026		2025
Other financing receivables:
Sundry debtors (1)	Ps.	29,771,631	Ps.	18,378,494
Employees and officers	5,567,773		5,342,168
Total other financing receivables	Ps.	35,339,404	Ps.	23,720,662
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	Ps.	44,746,142	Ps.	46,811,990
Special Tax on Production and Services	13,638,555		12,951,835
Other accounts receivable	5,567,497		4,706,004
Total other non-financing receivables	Ps.	63,952,194	Ps.	64,469,829
(1)Includes Ps.(5,445,399) and Ps. (5,466,747) of impairment, as of June 30, 2026 and December 31, 2025, respectively.